Earnings Per Share - Schedule of Reverse Stock Split on Earnings Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
As Previously Reported [Member]
Earnings per share – basic and diluted*
Basic	$ 0.97	$ 0.59
Diluted	$ 0.97	$ 0.59
Weighted average number of ordinary shares used in computing earnings – basic and diluted*
Basic	36,802,804	34,412,259
Diluted	36,802,804	34,412,259
Adjusted for Reverse Split [Member]
Earnings per share – basic and diluted*
Basic	$ 919.14	$ 614.7
Diluted	$ 919.14	$ 614.7
Weighted average number of ordinary shares used in computing earnings – basic and diluted*
Basic	38,804	35,115
Diluted	38,804	35,115